Off-Balance Sheet Risk and Guarantees and Concentrations of Credit Risk (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Off Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments [Abstract]
Contingently liable for bank guarantees and standby letters of credit issued on the company's behalf	$ 940.7
Liability to financial institutions for financial letters of credit and other guarantees issued on the Company's behalf	27.3
Liability for insurance bonds issued on the company's behalf	$ 13.9
Concentration risk customer revenue percentage maximum (in hundredths)	10.00%	10.00%	12.00%